Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Gross notional amount	$ 789,000,000	$ 213,000,000
Minimum employment period for recognizing termination benefits	60 days
Percentage of income tax benefit recognized	50.00%
Percentage of fair value of plan assets	10.00%
Distributors Concentration Risk [Member] | Distributor A [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	13.00%	14.00%	13.00%
Distributors Concentration Risk [Member] | Distributor B [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer		14.00%	13.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Attributable to hedged risk	80.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Attributable to hedged risk	125.00%
Minimum Threshold For Disclosure [Member] | Distributors Concentration Risk [Member] | Distributor B [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	10.00%
Minimum Threshold For Disclosure [Member] | Distributors Concentration Risk [Member] | Other Distributor [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	10.00%	10.00%	10.00%
Minimum Threshold For Disclosure [Member] | Distributors Concentration Risk [Member] | OEMs [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	10.00%	10.00%	10.00%
Stock Options [Member]
Significant Accounting Policies [Line Items]
Vesting period	4 years
Restricted Share Units [Member]
Significant Accounting Policies [Line Items]
Vesting period	3 years
Performance Share Units [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Vesting period	1 year
Performance Share Units [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Vesting period	3 years